Cash and cash equivalents - Narrative (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Cash and cash equivalents.
Term deposits | €	€ 895,194		€ 953,677	€ 733,537
Cash and cash equivalents held in USD | $		$ 894.3
Maturity Period	3 months